UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 81.67%

Aircraft Parts & Auxiliary Equipment - 1.64%
3,900	Spirit Aerosystems Holdings, Inc. Class-A*	$ 92,937

Bottled & Canned Soft Drinks - 1.75%
1,400	Monster Beverage Corp. *	99,680

Communication Services, NEC - 1.27%
13,100	RRSat Global Communications Network Ltd. (Israel)	72,312

Computer & Office Equipment - 0.35%
1,000	Hewlett-Packard Co.	20,110

Cookies & Crackers - 0.83%
800	J&J Snack Food Corp.	47,280

Crude Petroleum & Natural Gas - 1.08%
3,800	WPX Energy, Inc. *	61,484

Electric Lighting & Wiring Equipment - 0.21%
900	Chase Corp.	11,880

Engines & Turbines - 1.71%
1,000	Cummins, Inc.	96,910

Fire, Marine & Casualty Insurance - 9.11%
1,800	ACE Ltd.(Switzerland)	133,434
225	Fairfax Financial Holdings Ltd. (Canada)	88,133
4,000	Montpelier RE Holdings Ltd. (Bermuda)	85,160
2,200	Safety Insurance Group, Inc.	89,408
1,900	Travelers Co., Inc.	121,296
		517,431
Footwear - 1.76%
4,900	Sketchers USA, Inc. Class-A *	99,813

Hospital & Medical Service Plans - 1.77%
1,900	Wellcare Health Plans, Inc. *	100,700

Industrial Instruments For Measurement - 1.11%
2,000	Cognex Corp.	63,300

Investment Advise - 3.19%
800	Franklin Resources, Inc.	88,792
3,500	Legg Mason, Inc.	92,295
		181,087
Meat Packing Plants - 2.07%
55	Seaboard Corp. *	117,314

Metal Mining - 1.07%
1,780	Freeport-McMoRan Copper & Gold, Inc.	60,645

Miscellaneous Manufacturing Industries - 4.15%
6,100	Ceradyne, Inc.	156,343
3,000	Hillenbrand, Inc.	55,140
1,100	Oil-Dri Corp. of America	24,090
		235,573
Motor Vehicles & Passenger Car Bodies - 2.81%
1,980	Toyota Motor Corp. ADR (Japan)	159,350

National Commercial Banks - 3.57%
3,800	JPMorgan Chase & Co.	135,774
2,000	Wells Fargo & Co.	66,880
		202,654
Oil & Natural Gas - 8.26%
1,350	BP Plc. ADR (United Kingdom)	54,729
1,100	Conoco Phillips	61,468
1,000	Marathon Oil Corp.	25,570
1,400	Marathon Petroleum Corp.	62,888
3,900	Noble Corp. (Switzerland)	126,867
1,750	Phillips 66	58,170
3,300	Valero Energy Corp.	79,695
		469,387
Paper Mills - 0.55%
2,700	Resolute Forest Products, Inc. *	31,266

Primary Production of Aluminum - 1.10%
1,200	Kaiser Aluminum Corp.	62,208

Private Equity Firm - 1.16%
5,100	MVC Capital, Inc.	66,045

Recreational Products - 0.11%
4,000	Cybex International, Inc. *	6,480

Retail-Eating Places - 2.39%
4,600	Nathans Famous, Inc. *	135,700

Retail-Grocery Stores - 4.67%
1,100	Arden Group, Inc. Class-A	95,931
5,200	Village Super Market, Inc. Class-A	169,416
		265,347
Retail-Miscellaneous Shopping - 1.84%
8,000	Staples, Inc.	104,400

Retail-Radio, TV & Consumer Electronic Stores - 0.47%
7,000	Radioshack Corp.	26,880

Rolling Drawing & Extruding of Nonferrous Metals - 0.80%
2,000	RTI International Metals, Inc. *	45,260

Savings Institution, Federally Chartered - 2.22%
4,600	People's United Financial, Inc.	53,406
3,200	Territorial Bancorp, Inc.	72,864
		126,270
Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.82%
2,700	Garmin Ltd. (Switzerland)	103,383

Security Brokers, Dealers & Flotation Companies - 5.09%
2,200	Gamco Investors, Inc.	97,658
76,300	Gleacher & Co., Inc. *	61,040
9,100	JMP Group, Inc.	56,238
5,100	Morgan Stanley	74,409
		289,345
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.36%
800	NYSE Euronext	20,464

Semiconductors & Related Devices - 0.81%
1,600	Texas Instruments, Inc.	45,904

Services-Advertising Agencies - 0.75%
2,600	ValueClick, Inc. *	42,614

Services-Amusement & Recreation Services - 1.15%
21,600	Dover Downs Gaming & Entertainment, Inc.	65,448

Services-Equipment Rental & Leasing - 2.38%
12,000	AerCap Holdings N.V. (Netherlands) *	135,360

State Commercial Banks - 3.92%
4,500	Bank of NY Mellon Corp.	98,775
8,000	Glacier Bancorp, Inc.	123,680
		222,455
Telephone Communications (No Radio) - 1.17%
1,500	Verizon Communications, Inc.	66,660

Water Transportation - 1.18%
1,450	Tidewater, Inc.	67,222

TOTAL FOR COMMON STOCKS (Cost $3,973,336) - 81.67%		$ 4,638,558

EXCHANGE TRADED FUNDS - 5.43%
700	ETFS Palladium Trust *	40,131
520	ETFS Platinum Trust *	74,183
6,400	Global X Uranium ETF	47,744
1,600	iShares MSCI South Korea Index Fund	87,696
3,700	Proshares Ultrashort 20+ Year Treasury	58,608

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $343,059) - 5.43%		$ 308,362

PREFERRED STOCK - 3.63%
6,600	The Goldman Sachs Group, Inc. 2010 PFD-C 5.44% **	128,700
775	Southern California Edison Co. PFD 5.349% * **	77,345

TOTAL PREFERRED STOCK (Cost $199,556) - 3.63%		$ 206,045

REAL ESTATE INVESTMENT TRUST - 5.37%
9,200	Chatham Lodging Trust	131,376
11,100	Franklin Street Properties Corp.	117,438
2,400	Pebblebrook Hotel	55,944

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $297,824) - 5.37%		$ 304,758

SHORT TERM INVESTMENTS - 3.95%
224,165	Fidelity Institutional Money Market Portfolio 0.22% ** (Cost $224,165)	224,165

TOTAL INVESTMENTS (Cost $5,037,940) - 100.04%		$ 5,681,888

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(2,101)

NET ASSETS - 100.00%		$ 5,679,787

ADR - American Depository Receipt.
* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at June 30, 2012.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS

At June 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,037,940 amounted to $643,948, which consisted of aggregate gross unrealized appreciation of $1,031,019 and aggregate gross unrealized depreciation of $387,071.

2. SECURITY VALUATIONS

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,638,558	$0	$0	$4,638,558
Real Estate Investment Trust	$304,758			$304,758
Exchange Traded Funds	$308,362	$0	$0	$308,362
Preferred Stocks	$206,045			$206,045
Cash Equivalents	$224,165	$0	$0	$224,165
Total	$5,681,888	$0	$0	$5,681,888

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date August 22, 2012